Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Entity Registrant Name	IM Cannabis Corp.
Entity Central Index Key	0001792030
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	3,085,452
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2024
Entity Interactive Data Current	Yes
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-40065
Document Registration Statement	false
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Entity Incorporation, State or Country Code	Z4
Entity Address, Postal Zip Code	V6B 0G4
Entity Address, Country	CA
Entity Address, Address Line One	3606 – 833 Seymour Street
Entity Address, City or Town	Vancouver
Title of 12(b) Security	Common Shares
Trading Symbol	IMCC
Document Accounting Standard	International Financial Reporting Standards
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Auditor Firm ID	1281
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Oren Shuster
City Area Code	972
Local Phone Number	544331111
Entity Address, Postal Zip Code	V6B 0G4
Entity Address, Address Line One	3606 – 833 Seymour Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Contact Personnel Email Address	oren@imcannabis.com